EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Yorkville High Income MLP ETF
Yorkville High Income Infrastructure MLP ETF
(the “Funds”)

Supplement dated June 29, 2015 to the Funds' currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Funds and should be read in conjunction with the Funds' Prospectus.

A joint special meeting of the shareholders of the Funds was held on May 26, 2015 (the “Meeting”).  At the Meeting, shareholders of record of each Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC, the Funds’ investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Yorkville ETF Advisors, LLC;

(3)	approved a new sub-advisory agreement between the Adviser and Penserra Capital Management LLC; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Prospectus for each Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

The section titled Fund Management beginning on p. 36 of the Prospectus is hereby deleted and replaced with the following:

Fund Management

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”).  The Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Trust’s Board of Trustees (the “Board”).  The Adviser, in consultation with sub-advisers, also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.  For the services it provides to each Fund, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% of the average daily net assets of each Fund. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal year ended November 30, 2014, the Adviser received 0.82% of the Yorkville High Income MLP ETF’s average daily net assets in advisory fees and 0.82% of the Yorkville High Income Infrastructure MLP ETF’s average daily net assets in advisory fees.

Sub-Advisers. Yorkville ETF Advisors, LLC, a Delaware limited liability company, is located at 353 Central Park West, New York, New York 10025. The Investment Sub-Adviser serves as sub-adviser to the Funds. The Investment Sub-Adviser provides investment advisory services to exchange-traded funds. Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for the day-to-day management of the Funds.  The Investment Sub-Adviser also makes investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.62% of the average daily net assets of each Fund.  The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser that exceeds 0.82% of the Funds’ average daily net assets.

Penserra Capital Management LLC, a New York limited liability company, is located at 140 Broadway, 26th Floor, New York, New York 10005. The Trading Sub-Adviser provides investment advisory services to one client other than the Fund. The Trading Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of each Fund, subject to a $25,000 annual minimum fee.

A discussion regarding the basis for the Board’s approval of the advisory and sub-advisory agreements will be available in the Fund’s Semi-Annual Report to Shareholders dated May 31, 2015.

Please call 1-855-YES-YETF for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Yorkville High Income MLP ETF
Yorkville High Income Infrastructure MLP ETF
(the “Funds”)

Supplement dated June 29, 2015 to the Funds' currently effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information for the Funds and should be read in conjunction with the Funds' Statement of Additional Information.

A joint special meeting of the shareholders of the Funds was held on May 26, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Funds at the close of business on March 27, 2015 (the “Record Date”):

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC, the Funds’ investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Yorkville ETF Advisors, LLC;

(3)	approved a new sub-advisory agreement between the Adviser and Penserra Capital Management LLC; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Statement of Additional Information for each Fund are being amended to reflect the shareholder approvals obtained at the Meeting.

The section titled INVESTMENT ADVISORY AND OTHER SERVICES beginning on p. 29 of the Statement of Additional Information is hereby deleted and replaced with the following:

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. Exchange Traded Concepts, LLC (“ETC”), an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Funds. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds.  Under the Advisory Agreement, the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Advisers, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of each Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal period March 12, 2012 (commencement of operations) to the fiscal year ended November 30, 2012, the fiscal year ended November 30, 2013, and the fiscal year ended November 30, 2014, the Yorkville High Income MLP ETF paid the Adviser $286,195, $1,511,393, and $2,419,516, respectively, in advisory fees. For the fiscal period February 11, 2013 (commencement of operations) through November 30, 2013, and for the fiscal year ended November 30, 2014, the Yorkville High Income Infrastructure MLP ETF paid the Adviser $124,660 and $322,293, respectively, in advisory fees.

Sub-Advisers. The Adviser has retained Yorkville ETF Advisors, LLC, 353 Central Park West, New York, New York 10025, to serve as an investment sub-adviser for the Funds, make investment decisions for the Funds and continuously review, supervise and administer the investment program of each Fund, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement between the Adviser and the Investment Sub-Adviser (the “Yorkville Sub-Advisory Agreement”), the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.62% based on a percentage of the average daily net assets of each Fund. Under the Yorkville Sub-Advisory Agreement, the Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser that exceeds 0.82% of each Fund’s average daily net assets.  The Adviser and the Investment Sub-Adviser are under the common control of certain trusts controlled by Richard Hogan, the Fund’s Treasurer and Secretary.

The Adviser and the Investment Sub-Adviser are under the common control of certain trusts controlled by Richard Hogan, the Secretary of the Funds.

The Adviser has retained Penserra Capital Management LLC, a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005, to serve as a trading sub-adviser for the Funds. The Trading Sub-Adviser was established in 2009 and is controlled by George Madrigal, the Managing Partner of the Trading Sub-Adviser and Dustin Lewellyn, Managing Director of the Trading Sub-Adviser, who together own a majority interest in the Trading Sub-Adviser. The Trading Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Trading Sub-Adviser.

The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of each Fund’s Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement between the Adviser and the Trading Sub-Adviser (the “Penserra Sub-Advisory Agreement” and together with the Yorkville Sub-Advisory Agreement, the “Sub-Advisory Agreements”), the Adviser pays the Trading Sub-Adviser a fee at an annual rate of 0.05% based on a percentage of the average daily net assets of each Fund, subject to a $25,000 minimum fee.

After the initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds.  Each Sub-Advisory Agreement also may be terminated by the Adviser upon sixty (60) days’ written notice to either Sub-Adviser and by either Sub-Adviser upon sixty (60) day’s written notice to the Adviser and the Board.  As used in the Sub-Advisory Agreements, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the fiscal years ended November 30, 2012, November 30, 2013, and November 30, 2014, the Adviser paid the Investment Sub-Adviser and Index Management Solutions, LLC, the previous trading sub-adviser to the Funds, the following sub-advisory fees:

Fund	Sub-Adviser	Fee Paid
		11/30/12	11/30/13	11/30/14
Yorkville High Income MLP ETF	Yorkville ETF Advisors, LLC	$216,392	$1,275,262	$2,124,384
	Index Management Solutions, LLC	$20,000	$103,860	$162,323
Yorkville High Income Infrastructure MLP ETF	Yorkville ETF Advisors, LLC	*	$97,704	$282,989
	Index Management Solutions, LLC	*	$10,530	$21,637

*	The Yorkville High Income Infrastructure MLP ETF commenced operations on February 11, 2013 and, therefore, the Adviser did not pay any sub-advisory fees for the fiscal year ended November 30, 2012.

Please call 1-855-YES-YETF for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

YieldShares High Income ETF
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund and should be read in conjunction with the Fund's Prospectus.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Prospectus for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on p. 3 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 11 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled Portfolio Manager on p. 11 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, President and portfolio manager of the Sub-Adviser, has had primary responsibility for the day-to-day management of the Fund since June 2015.

4.	The section titled Fund Management beginning on p. 29 of the Prospectus is hereby deleted and replaced with the following:

Fund Management

Adviser. Exchange Traded Concepts, LLC, or the Adviser, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120.  The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds.  The Adviser serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (the “Board”). The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the fiscal year ended December 31, 2014, the Adviser received 0.50% of the Fund’s average daily net assets in advisory fees.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services.  Shareholders will be notified of any sub-adviser changes.

Sub-Adviser. Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 annual minimum fee.

Fund Sponsor.  The Adviser has entered into a Sub-License, Marketing Support and Expense Reimbursement Agreement with YieldShares LLC, or the Sponsor.  Under the Expense Reimbursement Agreement, the Sponsor agrees to sub-license the use of the Index to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.  The Sponsor will also provide marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index and the benefits of tracking the performance of closed-end funds.  For its services the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at the following rates as a percentage of the average daily net assets of the Fund: 0.41% on the first $50 million, 0.42% on $50 million - $250 million and 0.44% above $250 million.  YieldShares LLC (“YieldShares”) is a privately held business focused on analysis and product design within the income investment segment.  Founded by Chief Executive Officer Christian Magoon, YieldShares’ mission is to expand investor access to income investment strategies.  YieldShares research was used in the creation of the Index, which the Fund tracks.  Christian Magoon is also Chief Executive Officer of Magoon Capital LLC (“Magoon Capital”), a privately held business providing strategic counsel on product development, marketing and distribution to exchange-traded fund companies.  Prior to forming Magoon Capital in 2010, Christian Magoon was President of Claymore Securities (now Guggenheim Investments), where he led the firm’s product development, distribution and marketing efforts.  He is a regular contributor to financial media outlets and industry conferences.

The Sponsor does not make investment decisions, provide investment advice, or otherwise acts in the capacity of an investment adviser to the Fund.  Additionally, the Sponsor is not involved in the maintenance of the Index, or otherwise act in the capacity of an index provider.

A discussion regarding the basis for the Board’s approval of the Fund’s advisory and sub-advisory agreements will be available in the Fund’s Semi-Annual Report to Shareholders dated June 30, 2015.

5.	The section titled Portfolio Manager on p. 31 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, is primarily responsible for the day-to-day management of the Fund.

Ms. Krisko joined the Sub-Adviser as its President in November 2014 and has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer of Index Management Solutions, LLC, during which time she served as portfolio manager of the Fund, from the Fund’s inception in October 2013 through November 2014. Prior to that, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management.  She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.  Ms. Krisko attained the Chartered Financial Analyst designation in 2000.  Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund Shares.

Please call 1-855-796-3863 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

YieldShares High Income ETF
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information for the Fund and should be read in conjunction with the Fund's Statement of Additional Information.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Statement of Additional Information for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on the cover page to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 1 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled INVESTMENT ADVISORY AND OTHER SERVICES beginning on p. 31 of the Statement of Additional Information is hereby deleted and replaced with the following:

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Fund. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund.  Under the Advisory Agreement, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal period June 11, 2012 (commencement of operations) through April 30, 20131, the fiscal period May 1, 2013 through December 31, 2013, and the fiscal year ended December 31, 2014, the Fund paid the Adviser $6,120, $21,758, and $277,754 respectively, in advisory fees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC, 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund.  The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC.  Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds.  The Sub-Advisory Agreement also may be terminated by the Adviser upon sixty (60) days’ written notice to either Sub-Adviser and by either Sub-Adviser upon sixty (60) day’s written notice to the Adviser and the Board.  As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the fiscal period June 11, 2012 (commencement of operations) through April 30, 20131, the fiscal period May 1, 2013 through December 31, 2013, and the fiscal year ended December 31, 2014, the Adviser paid Index Management Solutions, LLC, the Fund’s previous sub-adviser, $833.33, $6,666.64, and $30,645.00, respectively, in sub-advisory fees.

[1]	Effective October 15, 2013, the Fund changed its fiscal year end to December 31.

4.	The section titled THE PORTFOLIO MANAGER beginning on p. 32 is hereby deleted and replaced with the following:

THE PORTFOLIO MANAGER

Denise M. Krisko, CFA, serves as portfolio manager of the Fund. This section includes information about the Fund’s portfolio manager, including information about other accounts she manages, the dollar range of Shares she owns and how she is compensated.

Compensation. Ms. Krisko is compensated by the Sub-Adviser and does not receive any compensation directly from the Fund or the Adviser. Ms. Krisko receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, Ms. Krisko’s individual performance and team contribution.

Fund Shares Owned by Portfolio Managers.  The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  As of June 15, 2015, Ms. Krisko, the Fund’s portfolio manager, did not beneficially own shares of the Fund.

Other Accounts Managed by Portfolio Managers.  In addition to the Fund, Ms. Krisko is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Denise M. Krisko	7	$1,844	None	None	None	None

*	Information provided is as of June 15, 2015. None of the accounts managed by Ms. Krisko are subject to performance based advisory fees.

Conflicts of Interest.  Ms. Krisko’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Ms. Krisko could favor one account over another. Another potential conflict could include Ms. Krisko’s knowledge about the size, timing and possible market impact of Fund trades, whereby she could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by Ms. Krisko are fairly and equitably allocated.

Please call 1-855-796-3863 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Forensic Accounting ETF
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund and should be read in conjunction with the Fund's Prospectus.

A special meeting of the shareholders of the Fund was held on May 26, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015 (the “Record Date”):

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund's investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Prospectus for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on p. 2 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 5 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled Portfolio Manager on p. 5 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, President and portfolio manager of the Sub-Adviser, has had primary responsibility for the day-to-day management of the Fund since June 2015.

4.	The section titled Fund Management beginning on p. 10 of the Prospectus is hereby deleted and replaced with the following:

Fund Management

Adviser. Exchange Traded Concepts, LLC, or the Adviser, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (the “Board”).  The Adviser, in consultation with sub-advisers, also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal year ended November 30, 2014, the Adviser received 0.85% of the Fund’s daily net assets in advisory fees.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services.  Shareholders will be notified of any sub-adviser changes.

Sub-Adviser. Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 annual minimum fee.

A discussion regarding the basis for the Board’s approval of the advisory and sub-advisory agreements will be available in the Fund’s Semi-Annual Report to Shareholders dated May 31, 2015.

5.	The section titled Portfolio Manager on p. 11 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, President and portfolio manager of the Sub-Adviser, is the Fund’s portfolio manager (the “Portfolio Manager”) and is primarily responsible for the day-to-day management of the Fund.  The Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of the portfolio management team with more limited responsibilities.

Ms. Krisko joined the Sub-Adviser as its President in November 2014 and has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer and managed the Fund on behalf of a previous sub-adviser for the Fund, Index Management Solutions, LLC (“IMS”), from the Fund’s inception until November 2014.  Prior to that, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management. Ms. Krisko attained the Chartered Financial Analyst designation in 2000. Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund Shares.

Please call 1-855-545-FLAG for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Forensic Accounting  ETF
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information for the Fund and should be read in conjunction with the Fund's Statement of Additional Information.

A special meeting of the shareholders of the Fund was held on May 26, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Statement of Additional Information for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on the cover page to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 1 to Penserra Capital Management LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled INVESTMENT ADVISORY AND OTHER SERVICES beginning on p. 19 of the Statement of Additional Information is hereby deleted and replaced with the following:

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Fund. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund.  Under the Advisory Agreement, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal period January 30, 2013 (commencement of operations) through November 30, 2013, and for the fiscal year ended November 30, 2014, the Fund paid the Adviser $52,086 and $101,057, respectively, in advisory fees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC, 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund.  The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC.  Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 annual minimum fee.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds.  The Sub-Advisory Agreement also may be terminated by the Adviser upon sixty (60) days’ written notice to either Sub-Adviser and by either Sub-Adviser upon sixty (60) day’s written notice to the Adviser and the Board.  As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the fiscal period January 30, 2013 (commencement of operations) through November 30, 2013, and for the fiscal year ended November 30, 2014, the Adviser paid Index Management Solutions, LLC, the Fund’s previous sub-adviser $5,833.31 and $10,000 respectively, in sub-advisory fees.

4.	The section titled THE PORTFOLIO MANAGER beginning on p. 21 is hereby deleted and replaced with the following:

THE PORTFOLIO MANAGER

Denise M. Krisko, CFA, serves as portfolio manager of the Fund. This section includes information about the Fund’s portfolio manager, including information about other accounts she manages, the dollar range of Shares she owns and how she is compensated.

Compensation. Ms. Krisko is compensated by the Sub-Adviser and does not receive any compensation directly from the Fund or the Adviser. Ms. Krisko receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, Ms. Krisko’s individual performance and team contribution.

Fund Shares Owned by Portfolio Managers.  The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  As of June 15, 2015, Ms. Krisko, the Fund’s portfolio manager, did not beneficially own shares of the Fund.

Other Accounts Managed by Portfolio Managers.  In addition to the Fund, Ms. Krisko is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Denise M. Krisko	7	$1,925	None	None	None	None

* Information provided is as of June 15, 2015. None of the accounts managed by Ms. Krisko are subject to performance based advisory fees.

Conflicts of Interest.  Ms. Krisko’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Ms. Krisko could favor one account over another. Another potential conflict could include Ms. Krisko’s knowledge about the size, timing and possible market impact of Fund trades, whereby she could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by Ms. Krisko are fairly and equitably allocated.

Please call 1-855-545-FLAG for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Janus Equal Risk Weighted Large Cap ETF
(formerly, VelocityShares Equal Risk Weighted Large Cap ETF)
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund and should be read in conjunction with the Fund's Prospectus.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Prospectus for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on p. 3 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 5 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled Portfolio Manager on p. 5 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, President and portfolio manager of the Sub-Adviser, has had primary responsibility for the day-to-day management of the Fund since June 2015.

4.	The section titled Fund Management beginning on p. 14 of the Prospectus is hereby deleted and replaced with the following:

Fund Management

Adviser. Exchange Traded Concepts, LLC, or the Adviser, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120.  The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds.  The Adviser serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (the “Board”). The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services.  Shareholders will be notified of any sub-adviser changes.

Sub-Adviser. Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 annual minimum fee.

A discussion regarding the basis for the Board’s approval of the advisory and sub-advisory agreements will be available in the Fund’s Annual Report to Shareholders dated April 30, 2015.

5.	The section titled Portfolio Manager on p. 15 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, is primarily responsible for the day-to-day management of the Fund.

Ms. Krisko joined the Sub-Adviser as its President in November 2014 and has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer of Index Management Solutions, LLC, during which time she served as portfolio manager of the Fund, from the Fund’s inception in October 2013 through November 2014. Prior to that, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management.  She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.  Ms. Krisko attained the Chartered Financial Analyst designation in 2000.  Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund Shares.

Please call 1-877-583-5624 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

Janus Equal Risk Weighted Large Cap ETF
(formerly, VelocityShares Equal Risk Weighted Large Cap ETF)
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information for the Fund and should be read in conjunction with the Fund's Statement of Additional Information.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the“Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Statement of Additional Information for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on the cover page to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 1 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled INVESTMENT ADVISORY AND OTHER SERVICES beginning on p. 19 of the Statement of Additional Information is hereby deleted and replaced with the following:

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Fund. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund.  Under the Advisory Agreement, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal period July 29, 2013 (commencement of operations) through April 30, 2014, the Fund paid the Adviser $110,905 in advisory fees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC, 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund.  The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC.  Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds.  The Sub-Advisory Agreement also may be terminated by the Adviser upon sixty (60) days’ written notice to either Sub-Adviser and by either Sub-Adviser upon sixty (60) day’s written notice to the Adviser and the Board.  As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the fiscal period July 29, 2013 (commencement of operations) through April 30, 2014, the Adviser paid Index Management Solutions, LLC, the Fund’s previous sub-adviser, $10,812 in sub-advisory fees.

4.	The section titled THE PORTFOLIO MANAGER beginning on p. 20 is hereby deleted and replaced with the following:

THE PORTFOLIO MANAGER

Denise M. Krisko, CFA, serves as portfolio manager of the Fund. This section includes information about the Fund’s portfolio manager, including information about other accounts she manages, the dollar range of Shares she owns and how she is compensated.

Compensation. Ms. Krisko is compensated by the Sub-Adviser and does not receive any compensation directly from the Fund or the Adviser. Ms. Krisko receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, Ms. Krisko’s individual performance and team contribution.

Fund Shares Owned by Portfolio Managers.  The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  As of June 15, 2015, Ms. Krisko, the Fund’s portfolio manager, did not beneficially own shares of the Fund.

Other Accounts Managed by Portfolio Managers.  In addition to the Fund, Ms. Krisko is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Denise M. Krisko	7	$1,935	None	None	None	None

*	Information provided is as of June 15, 2015. None of the accounts managed by Ms. Krisko are subject to performance based advisory fees.

Conflicts of Interest.  Ms. Krisko’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Ms. Krisko could favor one account over another. Another potential conflict could include Ms. Krisko’s knowledge about the size, timing and possible market impact of Fund trades, whereby she could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by Ms. Krisko are fairly and equitably allocated.

Please call 1-877-583-5624 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

EMQQ The Emerging Markets Internet & Ecommerce ETF
(the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Penserra Capital Management LLC; and

(3)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

Please call 1-855-888-9892 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

ROBO-STOX™ Global Robotics and Automation Index ETF
 (the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund and should be read in conjunction with the Fund's Prospectus.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Prospectus for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on p. 3 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 6 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled Portfolio Manager on p. 7 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, President and portfolio manager of the Sub-Adviser, has had primary responsibility for the day-to-day management of the Fund since June 2015.

4.	The section titled Fund Management beginning on p. 15 of the Prospectus is hereby deleted and replaced with the following:

Fund Management

Adviser. Exchange Traded Concepts, LLC, or the Adviser, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120.  The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds.  The Adviser serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (the “Board”). The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% on the average daily net assets of the Fund.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services.  Shareholders will be notified of any sub-adviser changes.

Sub-Adviser. Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 annual minimum fee.

A discussion regarding the basis for the Board’s approval of the advisory and sub-advisory agreements will be available in the Fund’s Annual Report to Shareholders dated April 30, 2015.

5.	The section titled Portfolio Manager on p. 16 is hereby deleted and replaced with the following:

Portfolio Manager

Denise M. Krisko, CFA, is primarily responsible for the day-to-day management of the Fund.

Ms. Krisko joined the Sub-Adviser as its President in November 2014 and has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer of Index Management Solutions, LLC, during which time she served as portfolio manager of the Fund, from the Fund’s inception in October 2013 through November 2014. Prior to that, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management.  She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.  Ms. Krisko attained the Chartered Financial Analyst designation in 2000.  Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund Shares.

Please call 1-855-456-ROBO for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST
(the “Trust”)

ROBO-STOX™ Global Robotics and Automation Index ETF
 (the “Fund”)

Supplement dated June 29, 2015 to the Fund’s currently effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information for the Fund and should be read in conjunction with the Fund's Statement of Additional Information.

A special meeting of the shareholders of the Fund was held on June 12, 2015 (the “Meeting”).  At the Meeting, shareholders of record of the Fund at the close of business on March 27, 2015:

(1)	approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”);

(2)	approved a new sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC;

(3)	approved a new “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to oversight by the Trust’s Board of Trustees and compliance with the terms and conditions imposed by the Securities and Exchange Commission in either a rule or an exemptive order; and

(4)	elected Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

The Statement of Additional Information for the Fund is being amended to reflect the shareholder approvals obtained at the Meeting as follows:

1.	The reference on the cover page to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

2.	The reference on p. 1 to Index Management Solutions, LLC is hereby deleted and replaced with Vident Investment Advisory, LLC.

3.	The section titled INVESTMENT ADVISORY AND OTHER SERVICES beginning on p. 22 of the Statement of Additional Information is hereby deleted and replaced with the following:

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Fund. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund.  Under the Advisory Agreement, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

For the fiscal period October 21, 2013 (commencement of operations) through April 30, 2014, the Fund paid the Adviser $320,780 in advisory fees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC, 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund.  The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC.  Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds.  The Sub-Advisory Agreement also may be terminated by the Adviser upon sixty (60) days’ written notice to either Sub-Adviser and by either Sub-Adviser upon sixty (60) day’s written notice to the Adviser and the Board.  As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the fiscal period October 21, 2013 (commencement of operations) through April 30, 2014, the Adviser paid Index Management Solutions, LLC, the Fund’s previous sub-adviser, $15,391 in sub-advisory fees.

4.	The section titled THE PORTFOLIO MANAGER beginning on p. 23 is hereby deleted and replaced with the following:

THE PORTFOLIO MANAGER

Denise M. Krisko, CFA, serves as portfolio manager of the Fund. This section includes information about the Fund’s portfolio manager, including information about other accounts she manages, the dollar range of Shares she owns and how she is compensated.

Compensation. Ms. Krisko is compensated by the Sub-Adviser and does not receive any compensation directly from the Fund or the Adviser. Ms. Krisko receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, Ms. Krisko’s individual performance and team contribution.

Fund Shares Owned by Portfolio Managers.  The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  As of June 15, 2015, Ms. Krisko, the Fund’s portfolio manager, did not beneficially own shares of the Fund.

Other Accounts Managed by Portfolio Managers.  In addition to the Fund, Ms. Krisko is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Denise M. Krisko	7	$1,812	None	None	None	None

* Information provided is as of June 15, 2015. None of the accounts managed by Ms. Krisko are subject to performance based advisory fees.

Conflicts of Interest.  Ms. Krisko’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Ms. Krisko could favor one account over another. Another potential conflict could include Ms. Krisko’s knowledge about the size, timing and possible market impact of Fund trades, whereby she could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by Ms. Krisko are fairly and equitably allocated.

Please call 1-855-456-ROBO for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.